SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended				2 Months Ended	12 Months Ended
	Feb. 03, 2022	Feb. 03, 2022	Jan. 11, 2022	Jan. 03, 2022	Oct. 29, 2022	Oct. 29, 2022	Sep. 30, 2022	Feb. 21, 2022	Feb. 21, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Option vesting term										1 year 6 months
Issuance of shares	1,325,000						818,335	198,750
Issuance of stock value	$ 5,300,000						$ 2,455,003	$ 795,000			$ 9,253,128
Share price	$ 4	$ 4					$ 3	$ 4	$ 4
Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of converted shares										500
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of converted shares			710
Number of shares issued			129,091
Issuance of shares		1,325,000
Issuance of stock value		$ 5,300,000
Net proceeds		$ 4,779,000
Subsequent event, description									Company closed a “over-allotment” offering of 198,750 shares of common stock in the amount of $795,000 before certain underwriting fees and offering expenses with net proceeds of $739,350. Both this and the previous offering were “takedowns” from a previously filed S3 “shelf” registration statement for the offer of up to $50,000,000 in the aggregate of Common Stock, Preferred Stock, Debt Securities, Warrants, Rights or Units from time to time in one or more offerings.
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Private placement sold						83,667
Share price					$ 3.00	$ 3.00
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of converted shares			1,790
Conversion of stock, amount converted			$ 2,500,000
Conversion price			$ 5.50
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued			325,455
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued						300
Share price					$ 1,000	$ 1,000
Gross proceeds private placement					$ 551,001
Non Qualified Stock Options [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Options granted				665,000
Strike Price				$ 6.41
Options term				5 years
Option vesting term				3 years